Dividends - Summary of Payment of Dividends (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [abstract]
Dividend - Ordinary shared	$ 0	$ 9,862
Dividend - Preferred shared		5,523
Total	$ 0	$ 15,385